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[NATIONWIDE LIFE INSURANCE COMPANY LOGO]             [NATIONWIDE INSURANCE LOGO]

January 4, 2000

VIA EDGAR

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Fidelity Advisor Variable Account
                  Nationwide Life Insurance Company
                  File No. 33-89560
                  CIK No.0000927751

Ladies and Gentlemen:

Pursuant to 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Fidelity Advisor Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 8 to the Registration Statement for the Company and the Variable Account which became effective December 30, 1999.

Please contact the undersigned (614) 249-0293 with any questions regarding this filing.

Sincerely,


/s/Paige L. Ryan, Esq.
Paige L. Ryan, Esq.
Compliance Specialist

cc:      Mr. Ron Holinsky
         Stop 5-6
         Office of Insurance Products and Legal Compliance

Home Office: One Nationwide Plaza                      Nationwide Insurance
Columbus, OH 43215-2220                                Nationwide Financial